PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

8. PROPERTY, EQUIPMENT AND SOFTWARE

As of December 31, 2021 and 2020, property, equipment and software consist of:

	December 31,
	2021	2020
Office buildings	$4,398,414	$5,140,635
Electronic equipment, furniture and fixtures	6,013,676	5,470,985
Motor vehicles	155,697	201,509
Cryptocurrency mining machine	8,147,574	-
Media display equipment	1,197,273	-
Leasehold improvement	529,885	-
Purchased software	19,840,491	17,465,168
	40,283,010	28,278,297
Less: accumulated depreciation	(18,720,926)	(17,426,398)
Property, equipment and software, net	$21,562,084	$10,851,899

Depreciation expense for the year ended December 31, 2021, 2020, and 2019 were approximately $3.7 million, $3.2 million and $2.8 million, respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, equipment and software.

Company’s office buildings, with net carry value of approximately $3.0 million, are used as collateral for its short-term bank loan.